OTHER FINANCIAL ASSETS AND LIABILITIES (Details) ₪ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Forward contracts [Member]
Derivatives designated as hedges:
Financial liabilities, at fair value | ₪			₪ (12)
Forward contracts [Member] | US Dollars [Member]
Derivatives designated as hedges:
Financial liabilities, at fair value | $
Bottom of range [Member]
Derivatives designated as hedges:
Exchange Rate	3.845	3.845
Top of range [Member]
Derivatives designated as hedges:
Exchange Rate	3.855	3.855